Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Loss used in basic EPS and diluted EPS:	£ (3,568)	£ (3,061)	£ (7,656)	£ (5,460)	£ (22,189)
Denominator
Weighted average number of ordinary shares used in basic EPS:	99,191,082	4,923,828	4,941,793	4,027,345	2,142,000
Basic and diluted loss per share:	£ (4)	£ (62)	£ (1.55)	£ (1.36)	£ (10.36)
Loss used in basic EPS and diluted EPS:
Continuing operations			£ (7,656)	£ (5,460)	£ (22,189)
Basic and diluted loss per share:
Continuing operations – £			£ (1.55)	£ (1.36)	£ (10.36)